Fair Value Measurements - Estimated Fair Value of Warrant Liability (Details) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 29, 2016	Nov. 08, 2016	Nov. 30, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in the estimated fair value of the warrant liability
Beginning value of warrant liability					$ 799,201	$ 0
Change in Fair Value of Level 3 Liability					453,419	43,200	$ 501,617
Ending Fair value of warrant liability	$ 799,201				$ 1,252,620	$ 799,201	0
Fair Value Assumptions and Methodology for Assets and Liabilities
Stock price	$ 0.716	$ 0.69	$ 0.91	$ 0.69	$ 1.00	$ 0.716
Exercise price	$ 0.75	$ 0.75	$ 0.01	$ 0.75	$ 0.75	$ 0.75
Term	5 years 4 months 28 days	5 years 6 months	5 years 8 months 19 days	5 years 6 months	5 years 1 month 28 days	5 years 4 months 28 days
Volatility (as a percent)	73.62%	71.92%	70.35%	71.92%	78.33%	73.62%
Dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)	2.00%	1.87%	1.45%	1.87%	1.95%	2.00%
Recurring
Change in the estimated fair value of the warrant liability
Beginning value of warrant liability					$ 799,201
Ending Fair value of warrant liability	$ 799,201				1,252,620	$ 799,201
Level 3 | Recurring
Change in the estimated fair value of the warrant liability
Beginning value of warrant liability					799,201		601,889
Change in Fair Value of Level 3 Liability					453,419	43,200	$ 501,617
Ending Fair value of warrant liability	$ 799,201				$ 1,252,620	$ 799,201